The Company You Keep®	New York Life Insurance Company 51 Madison Avenue New York, NY 10010
Tel: (212) 576-4958 E-mail: trina_sandoval@newyorklife.com

Trina Sandoval Associate General Counsel

VIA EDGAR

October 29, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

Variable Annuity Separate Account - III

Initial Form N-4 Registration Statement under the Securities Act and

File No. 811-08904 Amendment No. 189 under the 1940 Act

Ladies and Gentlemen:

On behalf of NYLIAC Variable Annuity Separate Account - III (the “Registrant”), a separate account established by NYLIAC, we hereby electronically file on Form N-4 the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 189 to the Registration Statement under the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new individual modified single premium deferred variable annuity contract, New York Premier Variable Annuity – P Series, (the “new Contract”) to be issued by NYLIAC.

The new Contract is identical in all material respects to the New York Life Premier Variable Annuity – FP Series contract (the “existing Contract”) described in the currently effective prospectus and statement of additional information included in Registrant’s registration statement (File No. 333-219399), except as discussed below.

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As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of NYLIAC and the Registrant;

•	any exhibits required by Form N-4 that have not yet been filed; and

•	any disclosure changes made in response to staff comments.

2. Request for Selective Review

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”).

The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in 3., below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.

(a) Similarities to Existing Contract

In support of our request, we respectfully note that the new Contract is identical in all material respects to the existing Contract, except as noted below. Accordingly, we respectfully submit that to the extent the staff has reviewed the existing Contract, it is already familiar with the features of the new Contract.

(b) Primary Differences with Existing Contract

Pursuant to the Release, we note that the primary differences between the new Contract and the existing Contract include, the new Contract:

•	is distributed by unaffiliated Fidelity broker dealers;

•	has a minimum premium payment amount of $25,000;

•	offers only one investment division;

•	has a different surrender charge schedule and only an Accumulation Value based M&E charge;

•	includes a guaranteed minimum accumulation benefit rider (the “IPR – P Series”) (for an additional cost);

•	does not offer the living needs benefit/unemployment rider;

•	does not offer a fixed account, automatic asset rebalancing, dollar cost averaging programs or interest sweep;

•	offers a one-time step up death benefit; and

•	is not available for Keogh, Inherited IRA and SEP IRA plan types.

For ease of review, we will provide a courtesy blackline of the prospectus for the new Contract marked against the prospectus for the existing Contract.

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3. Timetable for Effectiveness

We would greatly appreciate the staff’s efforts in processing the Registration Statement so that we may begin printing the prospectus on or about April 3, 2019, in keeping with a May 1, 2019 launch date for the new Contract.

At the appropriate time, Registrant or its counsel, Carlton Fields Jorden Burt, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter has authorized its counsel to state on its behalf that it is aware of its obligations under the Securities Act.

Please feel free to call me at (212) 576-4958 or e-mail me at trina_sandoval@newyorklife.com with any questions or comments on the filing.

Sincerely,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel

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